Cover Page	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31